Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables
Schedule of trade and other payables

	Year Ended
	December 31,
(in thousands of €)	2019	2018	2017
Trade payables	€9,360	€6,007	€4,395
Accruals for invoices to be received	49,069	18,145	4,046
Short‑term employee benefits	26,872	12,920	6,844
	€85,301	€37,072	€15,285